                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------
 This Amendment (Check only one): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S Squared Technology Corp.
          --------------------------
Address:  515 Madison Avenue
          --------------------------
          New York, New York 10002
          --------------------------

          --------------------------

Form 13F File Number: 28-3840
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
         ------------------------
Title:   President
         ------------------------
Phone:   212-421-2155
         ------------------------


Signature, Place, and Date of Signing:

/s/ Seymour L. Goldblatt              New York, New York        May 12, 2000
-----------------------------       ---------------------      --------------
         (Signature)                     (City, State)             (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.] NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                             -------------------
Form 13F Information Table Entry Total:               122
                                             -------------------
Form 13F Information Table Value Total:           $1,084,314
                                             -------------------
                                                  (thousands)


List of Other Included Managers:                     NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                    FORM 13F
Page 1 of 8
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.      (SEC USE ONLY)


       Item 1:       Item 2:    Item 3:    Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
      Name of         Title     CUSIP   Fair Market  Shares of        Investment        Managers     Voting Authority (Shares)
      Issuer           of       Number     Value      Principal       Discretion        ---------    ------------------------------
                      Class              (x $1,000)    Amount         -----------           See
                                                                                          Instr.V   (a) Sole  (b) Shared  (c) None
----------------------------------------------------------------------------------------------------------------------------------
1-800 DATABASE
LTD. SERIES B          PFD                   3,000     510,204           Sole                       510,204
----------------------------------------------------------------------------------------------------------------------------------
ACCRUE SOFTWARE
INC COM                COM    00437W102      3,206      70,000           Sole                        70,000
----------------------------------------------------------------------------------------------------------------------------------
AGENCY COM LTD COM     COM    008447104        921      34,500           Sole                        34,500
----------------------------------------------------------------------------------------------------------------------------------
ALCATEL ALSTHOM
SPONSORED ADR          ADR    013904305      2,156      50,000           Sole                        50,000
----------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC
DEL COM                COM    02364J104      1,015      15,056           Sole                        15,056
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN
MANAGEMENT
SYSTEMS IN             COM    027352103      5,485     125,200           Sole                       125,200
----------------------------------------------------------------------------------------------------------------------------------
ANGIO TECH
PHARMACEUTICALS        COM    034918102      2,087      52,500           Sole                        52,500
----------------------------------------------------------------------------------------------------------------------------------
ARTISOFT INC COM       COM    04314L106      8,145     675,200           Sole                       675,200
----------------------------------------------------------------------------------------------------------------------------------
ASPECT
TELECOMMUNICATN
COM                    COM    04523Q102      3,317      89,500           Sole                        89,500
----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP
LIBERTY
MEDIA GROUP            COM    001957208     15,026     253,333           Sole                       253,333
----------------------------------------------------------------------------------------------------------------------------------
ATPOS.COM              COM    04963A104        634     101,434           Sole                       101,434
----------------------------------------------------------------------------------------------------------------------------------
BEA SYS
INC COM                COM    073325102      8,071     110,000           Sole                       110,000
----------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH
CORP COM               COM    079860102     13,125     280,000           Sole                       280,000
----------------------------------------------------------------------------------------------------------------------------------
BIOTRANSPLANT
INC COM                COM    09066Y107      6,237     583,600           Sole                       583,600
----------------------------------------------------------------------------------------------------------------------------------
BRIO TECHNOLOGY
INC. COM               COM    109704106     11,608     307,500           Sole                       307,500
----------------------------------------------------------------------------------------------------------------------------------
BUSINESS
OBJECTS                COM    12328X107      8,338      83,800           Sole                        83,800
----------------------------------------------------------------------------------------------------------------------------------
CABLETRON SYS
INC COM                COM    126920107      9,694     330,000           Sole                       330,000
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              102,065
----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page 2 of 8
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.      (SEC USE ONLY)


       Item 1:       Item 2:    Item 3:     Item 4:      Item 5:          Item 6:          Item 7:              Item 8:
       Name of        Title      CUSIP    Fair Market   Shares of       Investment        Managers    Voting Authority (Shares)
       Issuer          of       Number      Value       Principal       Discretion        --------  ------------------------------
                     Class                (x $1,000)     Amount         ----------          See
                                                                                          Instr.V   (a) Sole  (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------------
CAMBRIDGE HEART
INC COM                COM     131910101      3,234     663,314           Sole                      663,314
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP COM       COM     151313103     12,417     671,200           Sole                      671,200
-----------------------------------------------------------------------------------------------------------------------------------
CENTURA RSTD
COMMON                 COM     15640W103      4,702     455,931           Sole                      455,931
-----------------------------------------------------------------------------------------------------------------------------------
CENTURA SOFTWARE
WARRANTS               WNT                    2,137     235,850           Sole                      235,850
-----------------------------------------------------------------------------------------------------------------------------------
CMGI INC               COM     125750109     14,323     126,400           Sole                      126,400
-----------------------------------------------------------------------------------------------------------------------------------
COGNOS                 COM     19244C109     29,736     475,300           Sole                      475,300
-----------------------------------------------------------------------------------------------------------------------------------
COLLAGENEX
PHARMA INC COM         COM     19419B100        283      17,688           Sole                       17,688
-----------------------------------------------------------------------------------------------------------------------------------
COMPAQ COMPUTER        COM     204493100     47,250   2,210,000           Sole                    2,210,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER
ASSOCIATES
INTL COM               COM     204912109      7,102     120,000           Sole                      120,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER
HORIZONS               COM     205809106      1,238      72,300           Sole                       72,300
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER TASK
GROUP COM              COM     205477102      5,152     468,400           Sole                      468,400
-----------------------------------------------------------------------------------------------------------------------------------
COMTECH
TELECOMMUNICATIONS
COM NEW                COM     205826209      5,574     302,300           Sole                      302,300
-----------------------------------------------------------------------------------------------------------------------------------
COPPER MOUNTAIN        COM     217510106      4,916      60,000           Sole                       60,000
-----------------------------------------------------------------------------------------------------------------------------------
COR THERAPEUTICS
INC COM                COM     217753102     14,048     213,100           Sole                      213,100
-----------------------------------------------------------------------------------------------------------------------------------
CREATIVE
BIOMOLECULES
COM                    COM     225270107     10,738   1,084,000           Sole                    1,084,000
-----------------------------------------------------------------------------------------------------------------------------------
CURRENT LOGIC
SYSTEMS INC.           COM     231997107         77      84,872           Sole                       84,872
-----------------------------------------------------------------------------------------------------------------------------------
CYBERIAN OUTPOST
INC COM                COM     231914102      5,195     611,200           Sole                      611,200
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                               168,122
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page 3 of 8
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.      (SEC USE ONLY)


       Item 1:       Item 2:    Item 3:    Item 4:       Item 5:           Item 6:          Item 7:              Item 8:
       Name of        Title      CUSIP   Fair Market    Shares of        Investment        Managers    Voting Authority (Shares)
       Issuer          of       Number     Value        Principal        Discretion        --------   ------------------------------
                      Class              (x $1,000)      Amount          ----------          See
                                                                                           Instr.V    (a) Sole  (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC COM         COM     232560102     9,634         664,400         Sole                        664,400
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS
SEMICONDUCTOR COM      COM     232806109    50,098       1,022,400         Sole                      1,022,400
------------------------------------------------------------------------------------------------------------------------------------
DATASTREAM SYS
INC COM                COM     238124101     4,971         171,400         Sole                        171,400
------------------------------------------------------------------------------------------------------------------------------------
DELTATHREE COM
INC CL A               COM     24783N102       519          24,800         Sole                         24,800
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL RIV
INC COM                COM     25388B104     1,612          75,000         Sole                         75,000
------------------------------------------------------------------------------------------------------------------------------------
DIVINE
INTERVENTURES
INC Series C           PFD                   2,000       2,000,000         Sole                      2,000,000
------------------------------------------------------------------------------------------------------------------------------------
E-CRUITER COM
INC COM                COM     26831C103       337          50,000         Sole                         50,000
------------------------------------------------------------------------------------------------------------------------------------
ECHELON CORP COM       COM     27847N105     2,777          42,400         Sole                         42,400
------------------------------------------------------------------------------------------------------------------------------------
ELOYALTY CORP COM      COM     290151109     9,768         409,150         Sole                        409,150
------------------------------------------------------------------------------------------------------------------------------------
ENREV CORP
Series A               PFD                   1,000          50,000         Sole                         50,000
------------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC COM       COM     29382F103    11,132         187,881         Sole                        187,881
------------------------------------------------------------------------------------------------------------------------------------
EZ2get.com
Series D               PFD                   2,000       1,333,333         Sole                      1,333,333
------------------------------------------------------------------------------------------------------------------------------------
FRONTLINE CAP
GROUP COM              COM     35921N101    13,288         302,000         Sole                        302,000
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP
INC NEW COM            COM     366651107    11,212         711,900         Sole                        711,900
------------------------------------------------------------------------------------------------------------------------------------
GIGA INFORMATION
GROUP INC              COM     37517M109     6,669         606,297         Sole                        606,297
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING
LTD COM                COM     G3921A100     5,322         130,000         Sole                        130,000
------------------------------------------------------------------------------------------------------------------------------------
GOTO.COM INC.          COM     38348T107       563          13,700         Sole                         13,700
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS
INC COM                COM     45245W109    13,445         174,900         Sole                        174,900
------------------------------------------------------------------------------------------------------------------------------------
INDUS INTL
INC COM                COM     45578L100    10,602       1,265,900         Sole                      1,265,900
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE
INTELLIGEN COM         COM     45839M103     7,134         165,900         Sole                        165,900
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              164,083
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page 4 of 8
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.      (SEC USE ONLY)


       Item 1:       Item 2:       Item 3:    Item 4:     Item 5:          Item 6:          Item 7:             Item 8:
       Name of        Title         CUSIP   Fair Market  Shares of       Investment        Managers     Voting Authority (Shares)
       Issuer          of          Number     Value      Principal       Discretion        --------  ------------------------------
                      Class                 (x $1,000)    Amount         ----------          See
                                                                                           Instr.V   (a) Sole  (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------------
INTERLEAF INC COM      COM       458729209      9,860     209,781          Sole                      209,781
-----------------------------------------------------------------------------------------------------------------------------------
LATTICE
SEMICONDUCTOR COM      COM       518415104     50,904     752,050          Sole                      752,050
-----------------------------------------------------------------------------------------------------------------------------------
LIGHTPATH
TECHNOLOGIES           COM       532257102      1,886      41,800          Sole                       41,800
-----------------------------------------------------------------------------------------------------------------------------------
LOWRANCE ELECTRS
INC COM                COM       548900109        219      45,000          Sole                       45,000
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT                 COM       549463107        337       5,496          Sole                        5,496
-----------------------------------------------------------------------------------------------------------------------------------
LYCOS INC COM          COM       550818108      5,789      82,400          Sole                       82,400
-----------------------------------------------------------------------------------------------------------------------------------
MANUGISTICS
GROUP INC COM          COM       565011103     31,253     612,800          Sole                      612,800
-----------------------------------------------------------------------------------------------------------------------------------
MARCHFIRST INC COM     COM       966834103      9,492     265,987          Sole                      265,987
-----------------------------------------------------------------------------------------------------------------------------------
MICRON
TECHNOLOGY INC COM     COM       595112103      2,520      20,000          Sole                       20,000
-----------------------------------------------------------------------------------------------------------------------------------
MULTITUDE INC
SERIES/E
PREFERR                PFD                      2,000     934,580          Sole                      934,580
-----------------------------------------------------------------------------------------------------------------------------------
MUSTANG COM
INC COM                COM       628188104      4,514     205,200          Sole                      205,200
-----------------------------------------------------------------------------------------------------------------------------------
NABI INC COM           COM       628716102      2,467     365,500          Sole                      365,500
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL
SEMICONDUCTOR COM      COM       637640103     24,853     409,100          Sole                      409,100
-----------------------------------------------------------------------------------------------------------------------------------
NAVIGANT
CONSULTING COM         COM       63935N107      7,097     645,200          Sole                      645,200
-----------------------------------------------------------------------------------------------------------------------------------
NEOFORMA COM
INC COM                COM       640475109        450      27,500          Sole                       27,500
-----------------------------------------------------------------------------------------------------------------------------------
NEOPHARM INC COM       COM       640919106      3,392     135,700          Sole                      135,700
-----------------------------------------------------------------------------------------------------------------------------------
NETWORKS SOLUTION      COM       64121Q102     35,844     233,200          Sole                      233,200
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                 192,877
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page 5 of 8
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.      (SEC USE ONLY)


     Item 1:        Item 2:    Item 3:     Item 4:     Item 5:          Item 6:          Item 7:             Item 8:
     Name of         Title      CUSIP    Fair Market  Shares of       Investment        Managers    Voting Authority (Shares)
     Issuer           of       Number       Value     Principal       Discretion        --------  ------------------------------
                     Class                (x $1,000)    Amount        ----------          See
                                                                                        Instr.V   (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------------------------------------------------------
NETWORKS ASSOCS
INC COM                COM    640938106    22,581       700,200          Sole                      700,200
--------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS
CORP COM               COM    656569100     3,403        26,982          Sole                       26,982
--------------------------------------------------------------------------------------------------------------------------------
OBJECTIVE SYS
INTRGTR COM            COM    674424106     3,871       254,900          Sole                      254,900
--------------------------------------------------------------------------------------------------------------------------------
ON2.COM                COM    68338A107       572        40,000          Sole                       40,000
--------------------------------------------------------------------------------------------------------------------------------
ORTEC INTL
INC COM                COM    68749B108     3,676       374,636          Sole                      374,636
--------------------------------------------------------------------------------------------------------------------------------
PERVASIVE
SOFTWARE INC COM       COM    68749B108       644        50,000          Sole                       50,000
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC COM       COM    747525103    10,452        70,000          Sole                       70,000
--------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP DSSG      COM    747906204    41,983     3,516,900          Sole                    3,516,900
--------------------------------------------------------------------------------------------------------------------------------
QWEST COMM
INTERNATI              COM    749121109     9,600       200,000          Sole                      200,000
--------------------------------------------------------------------------------------------------------------------------------
REMEDY CORP COM        COM    759548100     1,546        36,700          Sole                       36,700
--------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE
WORLDWIDE INC.         COM    75968A109    10,445     2,001,500          Sole                    2,001,500
--------------------------------------------------------------------------------------------------------------------------------
ROGERS COMMUNICAT
CL B                   COM    775109200     4,806       161,200          Sole                      161,200
--------------------------------------------------------------------------------------------------------------------------------
SABRE GROUP HLDGS
INC CL A               COM    785905100     3,650       100,000          Sole                      100,000
--------------------------------------------------------------------------------------------------------------------------------
SAPIENS INTL
CORP N V ORD           COM    7716A1027       867        70,800          Sole                       70,800
--------------------------------------------------------------------------------------------------------------------------------
SCI SYS INC COM        COM    783890106    44,204       822,400          Sole                      822,400
--------------------------------------------------------------------------------------------------------------------------------
SCITEX CORP. LTD       COM    809090103     1,562       100,400          Sole                      100,400
--------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                             163,862
--------------------------------------------------------------------------------------------------------------------------------

Page 6 of 8
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.      (SEC USE ONLY)


       Item 1:       Item 2:   Item 3:     Item 4:     Item 5:          Item 6:          Item 7:                Item 8:
       Name of        Title     CUSIP    Fair Market  Shares of       Investment        Managers       Voting Authority (Shares)
       Issuer          of      Number      Value      Principal       Discretion        --------    -------------------------------
                      Class              (x $1,000)    Amount         ----------          See
                                                                                        Instr. V    (a) Sole   (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------------
SEMTECH CORP. INC     COM     816850101     67,272    1,050,100        Sole                         1,050,100
-----------------------------------------------------------------------------------------------------------------------------------
STAFF BLDRS INC
NEW COM               COM     852377100        655    1,983,500        Sole                         1,983,500
-----------------------------------------------------------------------------------------------------------------------------------
SYBASE INC COM        COM     871130100      1,692       83,300        Sole                            83,300
-----------------------------------------------------------------------------------------------------------------------------------
SYCAMORE
NETWORKS INC COM      COM     871206108      4,515       35,000        Sole                            35,000
-----------------------------------------------------------------------------------------------------------------------------------
TANDY CORP. COM       COM     875382103     65,524    1,232,000        Sole                         1,232,000
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY
SOLUTIONS COM         COM     87872T108      9,665    1,059,150        Sole                         1,059,150
-----------------------------------------------------------------------------------------------------------------------------------
TELCOM
SEMICONDUCT COM       COM     87921P107      2,502       82,697        Sole                            82,697
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS COM           COM     879664100      1,740       27,622        Sole                            27,622
-----------------------------------------------------------------------------------------------------------------------------------
TENDER LOVING CARE
HLT COM               COM     88032R107        149      953,250        Sole                           953,250
-----------------------------------------------------------------------------------------------------------------------------------
TMP WORLDWIDE INC.    COM     872941109     10,792      138,800        Sole                           138,800
-----------------------------------------------------------------------------------------------------------------------------------
US WEST INC
COM-COMMUNCTNS        COM     91273H101     14,525      200,000        Sole                           200,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED GLOBAL
COM IN                COM     913247508      2,972       39,600        Sole                            39,600
-----------------------------------------------------------------------------------------------------------------------------------
VARIAN
SEMICONDUCT COM       COM     922207105     15,461      243,000        Sole                           243,000
-----------------------------------------------------------------------------------------------------------------------------------
VITESSE
SEMICONDUCT COM       COM     928497106     48,221      501,000        Sole                           501,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              245,685
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page 7 of 8
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.      (SEC USE ONLY)


       Item 1:       Item 2:    Item 3:    Item 4:     Item 5:          Item 6:          Item 7:              Item 8:
       Name of        Title      CUSIP   Fair Market  Shares of       Investment        Managers     Voting Authority (Shares)
       Issuer          of       Number     Value      Principal       Discretion        --------  --------------------------------
                      Class              (x $1,000)    Amount         ----------          See
                                                                                        Instr.V   (a) Sole    (b) Shared  (c) None
----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC
DEL COM                COM    969457100     18,915      430,500             Sole                     430,500
----------------------------------------------------------------------------------------------------------------------------------
WORLD WEB LIMITED
Series B               PFD                   3,000    2,000,000             Sole                   2,000,000
----------------------------------------------------------------------------------------------------------------------------------
ZIFF-DAVIS INC
COM ZD                 COM    989511100     15,137      968,800             Sole                     968,800
----------------------------------------------------------------------------------------------------------------------------------
1-800 DATABASE LTD
WARRANTS               WNT                       0      510,137             Sole                     510,137
----------------------------------------------------------------------------------------------------------------------------------
CAMBRIDGE HEART
INC. COM WTS           WNT                       0       57,143             Sole                      57,143
----------------------------------------------------------------------------------------------------------------------------------
COMTECH
TELECOMMUNI
CAT COM WAR            WNT                       0       50,148             Sole                      50,148
----------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC WTS
CL I RSTD Exp          WNT                   2,254       85,937             Sole                      85,937
----------------------------------------------------------------------------------------------------------------------------------
EXTREMED INC WTS
CL 2 RSTD Esp          WNT                   2,905       85,939             Sole                      85,939
----------------------------------------------------------------------------------------------------------------------------------
WORLD WEB
LIMITED WTS            WNT                       0    1,000,000             Sole                   1,000,000
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                               42,211
----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page 8 of 8
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.      (SEC USE ONLY)


     Item 1:         Item 2:  Item 3:     Item 4:      Item 5:           Item 6:           Item 7:              Item 8:
    Name of           Title    CUSIP    Fair Market   Shares of        Investment        Managers     Voting Authority (Shares)
    Issuer             of     Number      Value       Principal        Discretion        --------   ------------------------------
                      Class             (x $1,000)     Amount          ----------          See
                                                                                         Instr.V    (a) Sole  (b) Shared  (c) None
----------------------------------------------------------------------------------------------------------------------------------
S SQUARED
TECHNOLOGY
ADDITIONS TO
13F ADVANCED
VISUAL SYSTEMS,
INC COMMON             COM                         8       212            Sole                          212
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED VISUAL
SYSTEMS, PREFERRED     PFD                        18       431            Sole                          431
----------------------------------------------------------------------------------------------------------------------------------
AIRNET
COMMUNICATI CORP       COM   00941P106         5,224   170,906            Sole                      170,906
----------------------------------------------------------------------------------------------------------------------------------
DIGITAS INC.           COM   25388K104            15       600            Sole                          600
----------------------------------------------------------------------------------------------------------------------------------
E MACHINES INC         COM   29076P102            12     2,000            Sole                        2,000
----------------------------------------------------------------------------------------------------------------------------------
EMERALD
INTELLIGENCE
SERIES A PFD STK       PFD   290996206             3     2,685            Sole                        2,685
----------------------------------------------------------------------------------------------------------------------------------
NETPLIANCE INC.        COM   64115K103            36     2,500            Sole                        2,500
----------------------------------------------------------------------------------------------------------------------------------
NEXTEL
PARTNERS INC.          COM   65333F107             6       200            Sole                          200
----------------------------------------------------------------------------------------------------------------------------------
PSI TECHNOLOGIES
HLDGS INC.             COM   74438Q109            17     1,000            Sole                        1,000
----------------------------------------------------------------------------------------------------------------------------------
THERMAL PROFILES       COM  8835281010           0.5     4,750            Sole                        4,750
----------------------------------------------------------------------------------------------------------------------------------
VIASYSTEMS
GROUP INC.             COM   92553H100            47     3,000            Sole                        3,000
----------------------------------------------------------------------------------------------------------------------------------
WEBSENSE INC.          COM   947684106            48     1,000            Sole                        1,000
----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                               5,408.50
----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTALS                            1,084,313.50
----------------------------------------------------------------------------------------------------------------------------------